FINANCIAL INSTRUMENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Impairment loss
Surplus			$ 4,421,006	$ 2,804,422